Income Taxes - Components of (Provision for) Benefit from Income Taxes (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current tax	€ (52,753)	€ (79,255)	€ (129,127)
Deferred tax	44,766	74,993	(52,548)
Provision for income taxes	€ (7,987)	€ (4,262)	€ (181,675)